Notes Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of notes receivable
	September 30, 2020	December 31, 2019
	(Unaudited)
Principal amounts of notes receivable	$230,000	$250,000
Less: allowance for doubtful accounts	(140,000)	(50,000)
Notes receivable, net	$90,000	$200,000

	December 31, 2019	December 31, 2018
Principal amounts of notes receivable	$250,000	$250,000
Less: allowance for doubtful accounts	(50,000)	(50,000)
Notes receivable, net	$200,000	$200,000